OTHER EQUITY INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands										12 Months Ended
	Nov. 19, 2019 CNY (¥)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Oct. 19, 2018 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 27, 2015 CNY (¥)	Oct. 22, 2013 USD ($)	Oct. 22, 2013 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER EQUITY INSTRUMENTS
Proceeds from issuance of perpetual securities, net of issuance costs										$ 215,333	¥ 1,499,104	¥ 1,988,000
Repayments for short-term and long term longs										$ 9,495,445	¥ 66,105,388	¥ 70,560,667	¥ 78,858,459
2013 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $								$ 350,000
Interest rate (as a percent)								6.625%
Proceeds from issuance of perpetual securities, net of issuance costs								$ 347,000	¥ 2,123,000
Initial spread (as a percent)								5.312%
Margin rate (as a percent)								5.00%
2015 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount							¥ 2,000,000
Interest rate (as a percent)							5.50%
Proceeds from Medium-term Notes							¥ 2,000,000
Initial spread (as a percent)							2.61%
2015 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)							3.00%
Margin rate term (in years)							5 years
2018 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount				¥ 2,000,000
Interest rate (as a percent)				5.10%
Proceeds from Medium-term Notes				¥ 2,000,000
Initial spread (as a percent)				2.61%
2018 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)				5.00%
Margin rate term (in years)				5 years
2019 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount	¥ 1,500,000
Interest rate (as a percent)	4.20%
Proceeds from Medium-term Notes	¥ 1,499,000
Initial spread (as a percent)	1.31%
2019 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)	3.00%
Margin rate term (in years)	5 years
Chalco Hong Kong | 2013 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Repayments for short-term and long term longs		$ 373,000	¥ 2,592,000
Chalco Hong Kong | 2016 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $					$ 500,000
Interest rate (as a percent)					4.25%
Proceeds from issuance of perpetual securities, net of issuance costs					$ 498,000	¥ 3,374,000
Initial spread (as a percent)					2.931%
Margin rate (as a percent)					5.00%